Commitments - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies [abstract]
Nitrogen to be supplied	$ 530,968	$ 657,891